Abacus Settlements LLC - REVENUE (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
ABACUS SETTLEMENTS LLC DBA ABACUS LIFE
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Schedule of Disaggregation of Revenue	The following table presents a disaggregation of the Company’s revenue by major sources for the years ended December 31, 2022 and 2021:

	2022	2021
Agent	$12,156,552	$7,668,256
Broker	9,938,808	11,378,713
Client direct	3,108,103	3,545,175

Total	$25,203,463	$22,592,144

Schedule of Contract with Customer, Liability	The balances of contract liabilities arising from contracts with customers for the years ended December 31, 2022 and 2021 were as follows:

	2022	2021
Contract liabilities—beginning of year	$1,678,791	$1,068,250
Additions to Contract Liabilities	322,150	1,678,791
Recognition of revenue deferred in the prior year	(1,678,791)	(1,068,250)

Contract liabilities—end of year	$322,150	$1,678,791

Abacus Settlements, LLC
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Schedule of Disaggregation of Revenue	The following table presents a disaggregation of Abacus’ revenue by major sources for three months ended June 30, 2023 and 2022, and for six months ended June 30, 2023 and 2022:

	Three Months Ended June 30, 2023	Three Months Ended September 30, 2022	Six Months Ended June 30, 2023	Nine Months Ended September 30, 2022
Agent	$3,334,402	$2,982,371	$7,143,016	$8,673,072
Broker	2,809,499	2,128,912	4,675,973	7,856,882
Client direct	740,789	920,197	1,365,687	2,516,190

Total	$6,884,690	$6,031,480	$13,184,676	$19,046,144